10. Stock-based compensation (Details) shares in Thousands	3 Months Ended
Mar. 31, 2016 CAD / shares shares
Number of shares
Outstanding - beginning of period | shares	13,208
Exercised | shares	(60)
Forfeited/Expired | shares	(1,067)
Outstanding - end of period | shares	12,081
Weighted average exercise price
Outstanding - beginning of period | CAD / shares	CAD 0.60
Exercised | CAD / shares	0.25
Forfeited/Expired | CAD / shares	1.42
Outstanding - end of period | CAD / shares	CAD 0.53